UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-08382

DWS Strategic Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2014

ITEM 1.	REPORT TO STOCKHOLDERS

May 31, 2014

Semiannual Report

to Shareholders

DWS Strategic Income Trust

(On August 11, 2014, DWS Strategic Income Trust will be renamed Deutsche Strategic Income Trust.)

Ticker Symbol: KST

Contents
3 Performance Summary
5 Portfolio Management
5 Portfolio Summary
7 Investment Portfolio
34 Statement of Assets and Liabilities
36 Statement of Operations
37 Statement of Cash Flows
38 Statement of Changes in Net Assets
39 Financial Highlights
41 Notes to Financial Statements
55 Dividend Reinvestment Plan
58 Additional Information
60 Privacy Statement

The fund's investment objective is to provide high current income.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2014 (Unaudited)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Average Annual Total Returns as of 5/31/14
DWS Strategic Income Trust	6-Month‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	5.37%	7.12%	14.87%	11.01%
Based on Market Price(a)	1.43%	–0.33%	16.05%	10.40%
Credit Suisse High Yield Index(b)	5.31%	7.99%	14.37%	8.74%
Blended Index(c)	7.07%	6.91%	12.49%	9.12%
Morningstar Closed-End High Yield Bond Funds Category (Based on Net Asset Value)(d)	5.75%	9.46%	17.08%	7.84%

‡ Total returns shown for periods less than one year are not annualized.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The annualized expense ratio of the Fund for the six months ended May 31, 2014 was 1.79%, (1.32% excluding interest expense).

(b) The Credit Suisse High Yield Index is an unmanaged, unleveraged, trader-priced portfolio constructed to mirror the global high-yield debt market.

(c) The Blended Index consists of 50% in the Credit Suisse High Yield Index and 50% in the JPMorgan Emerging Markets Bond Global Diversified Index. The unmanaged, unleveraged JPMorgan Emerging Markets Bond Global Diversified Index tracks total returns for U.S.-dollar-denominated debt instruments issued by emerging-market sovereign entities, including Brady bonds, loans and Eurobonds, and quasi-sovereign entities. The index limits exposure to any one country.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(d) Morningstar's Closed-End High Yield Bond Funds category represents high-yield bond portfolios that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These portfolios generally offer higher yields than other types of portfolios, but they are also more vulnerable to economic and credit risk. These portfolios primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End High Yield Bond Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

Net Asset Value and Market Price
	As of 5/31/14	As of 11/30/13
Net Asset Value	$14.20	$14.00
Market Price	$12.76	$13.07

Prices and net asset value fluctuate and are not guaranteed.
Distribution Information
Six Months as of 5/31/14: Income Dividends	$.50
May Income Dividend	$.0775
Current Annualized Distribution Rate (Based on Net Asset Value) as of 5/31/14†	6.55%
Current Annualized Distribution Rate (Based on Market Price) as of 5/31/14†	7.29%

† Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2014. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

Portfolio Management

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2006.

— Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

— Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

— Head of US High Yield Bonds: New York.

— BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Portfolio Summary (Unaudited)

Investment Portfolio as of May 31, 2014 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 100.1%
Consumer Discretionary 15.3%
Ally Financial, Inc., 3.5%, 1/27/2019		280,000	282,100
AMC Entertainment, Inc., 5.875%, 2/15/2022		80,000	82,800
AMC Networks, Inc., 7.75%, 7/15/2021		35,000	39,113
AmeriGas Finance LLC:
6.75%, 5/20/2020		165,000	179,850
7.0%, 5/20/2022		135,000	149,175
APX Group, Inc.:
6.375%, 12/1/2019		75,000	76,875
8.75%, 12/1/2020		10,000	10,200
Arcelik AS, 144A, 5.0%, 4/3/2023		220,000	211,750
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		100,000	111,500
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		120,000	130,800
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		125,000	125,937
Avis Budget Car Rental LLC:
5.5%, 4/1/2023		80,000	81,600
8.25%, 1/15/2019		55,000	58,756
BC Mountain LLC, 144A, 7.0%, 2/1/2021		70,000	65,625
Beazer Homes U.S.A., Inc., 144A, 5.75%, 6/15/2019		230,000	228,850
Block Communications, Inc., 144A, 7.25%, 2/1/2020		155,000	165,656
Boyd Gaming Corp., 9.0%, 7/1/2020		55,000	60,775
Cablevision Systems Corp.:
5.875%, 9/15/2022		40,000	40,700
8.0%, 4/15/2020		25,000	28,563
CCO Holdings LLC:
6.5%, 4/30/2021		635,000	677,862
6.625%, 1/31/2022		175,000	189,219
7.375%, 6/1/2020		20,000	21,900
8.125%, 4/30/2020		25,000	27,250
Century Intermediate Holding Co. 2, 144A, 9.75%, 2/15/2019 (PIK)		40,000	42,700
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		206,000	203,940
144A, 6.375%, 9/15/2020		430,000	455,800
Clear Channel Communications, Inc.:
9.0%, 12/15/2019		195,000	207,675
11.25%, 3/1/2021		50,000	56,500
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		95,000	101,056
Series B, 6.5%, 11/15/2022		135,000	144,450
Series A, 7.625%, 3/15/2020		20,000	21,400
Series B, 7.625%, 3/15/2020		230,000	247,250
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		10,000	10,175
Columbus International, Inc., 144A, 7.375%, 3/30/2021		200,000	211,750
Crown Media Holdings, Inc., 10.5%, 7/15/2019		60,000	67,875
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		185,000	185,000
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		70,000	73,850
DISH DBS Corp.:
4.25%, 4/1/2018		100,000	104,500
4.625%, 7/15/2017		400,000	425,000
5.0%, 3/15/2023		125,000	127,187
6.75%, 6/1/2021		30,000	33,938
Getty Images, Inc., 144A, 7.0%, 10/15/2020		75,000	69,187
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022 (b)		75,000	75,375
Harron Communications LP, 144A, 9.125%, 4/1/2020		155,000	173,600
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		55,000	59,675
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		140,000	145,250
L Brands, Inc., 7.0%, 5/1/2020		65,000	74,100
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		20,000	20,150
144A, 7.0%, 9/1/2020		130,000	142,025
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		90,000	95,175
Mediacom Broadband LLC:
144A, 5.5%, 4/15/2021		20,000	20,250
6.375%, 4/1/2023		155,000	163,525
Mediacom LLC, 7.25%, 2/15/2022		45,000	48,825
MGM Resorts International:
6.625%, 12/15/2021		230,000	255,875
6.75%, 10/1/2020		135,000	149,681
7.625%, 1/15/2017		100,000	113,625
8.625%, 2/1/2019		235,000	280,237
Numericable Group SA:
144A, 4.875%, 5/15/2019		195,000	198,900
144A, 6.0%, 5/15/2022		290,000	300,875
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		60,000	64,426
PNK Finance Corp., 144A, 6.375%, 8/1/2021		90,000	94,725
Quebecor Media, Inc., 5.75%, 1/15/2023		80,000	81,400
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		200,000	226,000
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		50,000	50,000
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		115,000	128,800
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		45,000	49,163
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		80,000	84,800
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		115,000	116,150
Starz LLC, 5.0%, 9/15/2019		60,000	62,400
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		95,000	95,950
UCI International, Inc., 8.625%, 2/15/2019		45,000	43,088
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		300,000	307,500
144A, 7.5%, 3/15/2019		150,000	160,875
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	160,000	235,280
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		20,000	21,400
144A, 7.875%, 11/1/2020		50,000	55,063
144A, 8.5%, 5/15/2021		30,000	32,925
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		80,000	89,800
Visant Corp., 10.0%, 10/1/2017		80,000	74,200
			10,227,177
Consumer Staples 4.7%
Ajecorp BV, 144A, 6.5%, 5/14/2022		150,000	140,250
BRF SA, 144A, 4.75%, 5/22/2024		200,000	197,750
Chiquita Brands International, Inc., 7.875%, 2/1/2021		34,000	37,188
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		200,000	228,000
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		90,000	97,425
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		195,000	203,287
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		205,000	221,400
144A, 8.25%, 2/1/2020		65,000	70,769
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		100,000	107,600
Pilgrim's Pride Corp., 7.875%, 12/15/2018		60,000	63,900
Post Holdings, Inc.:
144A, 6.0%, 12/15/2022 (b)		75,000	75,656
144A, 6.75%, 12/1/2021		170,000	180,200
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		920,000	956,800
6.875%, 2/15/2021		205,000	220,887
8.25%, 2/15/2021		100,000	106,375
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		80,000	84,400
Smithfield Foods, Inc., 6.625%, 8/15/2022		80,000	87,700
U.S. Foods, Inc., 8.5%, 6/30/2019		80,000	85,880
			3,165,467
Energy 17.1%
Access Midstream Partners LP, 6.125%, 7/15/2022		135,000	147,150
Afren PLC, 144A, 10.25%, 4/8/2019		140,000	158,200
Antero Resources Finance Corp., 5.375%, 11/1/2021		40,000	41,650
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021 (b)		35,000	35,438
144A, 5.625%, 6/1/2024 (b)		35,000	35,219
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		75,000	78,563
6.75%, 11/1/2020		215,000	227,900
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		260,000	279,500
8.625%, 10/15/2020		40,000	43,700
Chaparral Energy, Inc., 7.625%, 11/15/2022		70,000	74,550
Chesapeake Energy Corp.:
3.479%**, 4/15/2019		110,000	111,650
7.25%, 12/15/2018		535,000	632,637
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		85,000	89,675
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		100,000	106,000
CONSOL Energy, Inc., 144A, 5.875%, 4/15/2022		40,000	41,500
Crestwood Midstream Partners LP:
144A, 6.125%, 3/1/2022		60,000	62,850
7.75%, 4/1/2019		115,000	123,050
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018		409,000	412,243
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		155,000	165,850
Ecopetrol SA, 5.875%, 5/28/2045		200,000	206,000
EDC Finance Ltd., 144A, 4.875%, 4/17/2020		200,000	189,500
El Paso LLC, 7.25%, 6/1/2018		105,000	119,519
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		195,000	206,212
EnLink Midstream Partners LP, 7.125%, 6/1/2022		31,000	35,999
EP Energy LLC:
6.875%, 5/1/2019		140,000	149,800
7.75%, 9/1/2022		75,000	84,094
9.375%, 5/1/2020		30,000	34,463
EV Energy Partners LP, 8.0%, 4/15/2019		340,000	355,300
EXCO Resources, Inc., 8.5%, 4/15/2022		60,000	61,950
Halcon Resources Corp.:
8.875%, 5/15/2021		179,500	191,167
9.75%, 7/15/2020		145,000	158,775
Holly Energy Partners LP, 6.5%, 3/1/2020		45,000	48,038
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		165,000	180,895
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021		150,000	154,875
Linn Energy LLC, 144A, 7.25%, 11/1/2019		185,000	194,250
Lukoil International Finance BV, 144A, 6.125%, 11/9/2020		200,000	212,500
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		85,000	89,994
144A, 7.0%, 3/31/2024		225,000	243,000
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		310,000	333,250
10.75%, 10/1/2020		180,000	200,700
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		110,000	114,400
Newfield Exploration Co., 5.75%, 1/30/2022		80,000	86,800
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		230,000	244,375
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		200,000	206,500
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		65,000	69,550
144A, 6.875%, 3/15/2022		165,000	179,437
6.875%, 1/15/2023		50,000	54,375
7.25%, 2/1/2019		265,000	282,225
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020		200,000	220,500
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		155,000	156,550
7.5%, 11/1/2019		170,000	178,500
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		150,000	166,125
Petrobras Global Finance BV, 4.875%, 3/17/2020		200,000	204,719
Petroleos de Venezuela SA, 144A, 9.0%, 11/17/2021		150,000	123,000
PT Pertamina Persero, 144A, 4.3%, 5/20/2023		200,000	190,750
Regency Energy Partners LP, 5.875%, 3/1/2022		10,000	10,625
Reliance Holding U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	270,094
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		260,000	272,350
5.625%, 4/15/2023		100,000	102,750
144A, 5.75%, 5/15/2024		105,000	107,887
Samson Investment Co., 144A, 10.75%, 2/15/2020		60,000	62,700
SandRidge Energy, Inc., 7.5%, 3/15/2021		280,000	298,200
SESI LLC:
6.375%, 5/1/2019		90,000	95,963
7.125%, 12/15/2021		275,000	310,750
Swift Energy Co., 7.875%, 3/1/2022		115,000	118,450
Talos Production LLC, 144A, 9.75%, 2/15/2018		145,000	152,975
Whiting Petroleum Corp., 5.0%, 3/15/2019		100,000	105,375
Woodbine Holdings LLC, 12.0%, 5/15/2016		375,000	398,437
WPX Energy, Inc., 5.25%, 1/15/2017		295,000	314,912
			11,416,880
Financials 7.8%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		270,000	297,000
Akbank TAS, 144A, 5.125%, 7/22/2015		130,000	133,705
Alfa SAB de CV, 144A, 5.25%, 3/25/2024		200,000	207,500
Banco de Credito del Peru, 144A, 6.875%, 9/16/2026		200,000	222,014
Banco Nacional de Costa Rica, 144A, 4.875%, 11/1/2018		200,000	202,200
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	300,000	126,211
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		200,000	223,250
CIT Group, Inc.:
3.875%, 2/19/2019		415,000	419,669
4.25%, 8/15/2017		515,000	539,462
5.0%, 5/15/2017		80,000	85,500
Country Garden Holdings Co., Ltd., 144A, 11.125%, 2/23/2018		200,000	217,760
Credit Agricole SA, 144A, 7.875%, 1/29/2049		125,000	134,788
E*TRADE Financial Corp.:
6.375%, 11/15/2019		265,000	287,856
6.75%, 6/1/2016		145,000	157,144
Hellas Telecommunications Finance, 144A, 8.328%**, 7/15/2015 (PIK)*	EUR	109,187	0
International Lease Finance Corp.:
3.875%, 4/15/2018		285,000	292,837
6.25%, 5/15/2019		125,000	138,906
Morgan Stanley, Series H, 5.45%, 7/29/2049		60,000	62,100
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		110,000	117,975
(REIT), 6.875%, 5/1/2021		110,000	119,900
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		65,000	68,900
144A, 5.875%, 3/15/2022		110,000	117,150
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2022		185,733	181,369
Societe Generale SA, 144A, 7.875%, 12/29/2049		310,000	326,430
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		95,000	99,750
Turkiye Is Bankasi AS, 144A, 5.5%, 4/21/2019		200,000	209,760
Yapi ve Kredi Bankasi AS, 144A, 5.5%, 12/6/2022		200,000	191,300
			5,180,436
Health Care 9.3%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		40,000	42,200
7.75%, 2/15/2019		200,000	213,500
Biomet, Inc.:
6.5%, 8/1/2020		135,000	146,475
6.5%, 10/1/2020		40,000	43,000
Community Health Systems, Inc.:
5.125%, 8/15/2018		695,000	730,619
144A, 5.125%, 8/1/2021		20,000	20,300
144A, 6.875%, 2/1/2022		80,000	84,200
7.125%, 7/15/2020		750,000	813,750
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		195,000	193,537
Endo Finance LLC, 144A, 5.75%, 1/15/2022		80,000	82,000
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		90,000	98,213
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		70,000	75,950
144A, 6.5%, 9/15/2018		45,000	50,906
HCA, Inc.:
5.875%, 3/15/2022		120,000	130,650
6.5%, 2/15/2020		675,000	766,969
7.5%, 2/15/2022		170,000	195,925
Hologic, Inc., 6.25%, 8/1/2020		80,000	85,000
IMS Health, Inc., 144A, 6.0%, 11/1/2020		100,000	105,500
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		105,000	109,988
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		125,000	135,625
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		62,000	68,984
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		60,000	64,350
Tenet Healthcare Corp.:
4.375%, 10/1/2021		150,000	147,375
4.5%, 4/1/2021		20,000	19,850
6.25%, 11/1/2018		415,000	457,537
Valeant Pharmaceuticals International, Inc.:
144A, 6.75%, 8/15/2018		820,000	885,600
144A, 7.5%, 7/15/2021		385,000	427,350
			6,195,353
Industrials 13.2%
ADT Corp.:
4.125%, 4/15/2019		15,000	15,000
6.25%, 10/15/2021		60,000	63,150
Air Lease Corp., 4.75%, 3/1/2020		110,000	118,387
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		145,000	149,712
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		105,000	98,175
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		102,920	106,136
BE Aerospace, Inc., 6.875%, 10/1/2020		65,000	70,688
Belden, Inc., 144A, 5.5%, 9/1/2022		135,000	136,687
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		60,000	60,750
144A, 5.75%, 3/15/2022		90,000	91,575
144A, 6.0%, 10/15/2022		95,000	96,663
144A, 7.75%, 3/15/2020		465,000	525,450
Casella Waste Systems, Inc., 7.75%, 2/15/2019		210,000	220,500
Cemex Finance LLC, 144A, 9.375%, 10/12/2022		200,000	235,000
CNH Capital LLC, 3.25%, 2/1/2017		335,000	341,700
Covanta Holding Corp., 5.875%, 3/1/2024		85,000	87,125
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		105,000	113,006
Darling Ingredients, Inc., 144A, 5.375%, 1/15/2022		85,000	88,400
DigitalGlobe, Inc., 5.25%, 2/1/2021		55,000	54,038
Ducommun, Inc., 9.75%, 7/15/2018		140,000	156,450
DynCorp International, Inc., 10.375%, 7/1/2017		130,000	136,500
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		180,000	187,425
FTI Consulting, Inc.:
6.0%, 11/15/2022		80,000	82,000
6.75%, 10/1/2020		295,000	314,912
Garda World Security Corp., 144A, 7.25%, 11/15/2021		105,000	110,381
GenCorp, Inc., 7.125%, 3/15/2021		185,000	201,187
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		200,000	206,500
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		105,000	111,825
7.125%, 3/15/2021		20,000	21,850
Interactive Data Corp., 144A, 5.875%, 4/15/2019		95,000	95,713
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		700,000	693,000
Kazakhstan Temir Zholy Finance BV, 144A, 6.375%, 10/6/2020		200,000	223,000
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		220,000	235,400
Meritor, Inc.:
6.25%, 2/15/2024		80,000	81,400
6.75%, 6/15/2021		115,000	122,762
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		310,000	315,812
8.125%, 2/15/2019		75,000	77,813
Nortek, Inc., 8.5%, 4/15/2021		85,000	93,713
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		875,610	936,903
Oshkosh Corp., 144A, 5.375%, 3/1/2022		60,000	61,575
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022		100,000	98,000
Spirit AeroSystems, Inc.:
144A, 5.25%, 3/15/2022		105,000	106,837
6.75%, 12/15/2020		95,000	102,838
Titan International, Inc., 144A, 6.875%, 10/1/2020		260,000	268,775
TransDigm, Inc.:
144A, 6.0%, 7/15/2022 (b)		95,000	95,713
144A, 6.5%, 7/15/2024 (b)		55,000	55,825
7.5%, 7/15/2021		125,000	137,812
Triumph Group, Inc., 144A, 5.25%, 6/1/2022 (b)		45,000	45,338
United Rentals North America, Inc.:
6.125%, 6/15/2023		10,000	10,750
7.375%, 5/15/2020		480,000	535,200
7.625%, 4/15/2022		120,000	136,050
Watco Companies LLC, 144A, 6.375%, 4/1/2023		60,000	61,200
			8,792,601
Information Technology 5.8%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		35,000	36,925
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		335,000	360,962
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		95,000	99,750
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		75,000	79,875
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		165,000	173,662
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (PIK)		115,000	113,850
CDW LLC, 8.5%, 4/1/2019		165,000	179,644
CyrusOne LP, 6.375%, 11/15/2022		40,000	42,500
eAccess Ltd., 144A, 8.25%, 4/1/2018		60,000	65,175
EarthLink Holdings Corp., 7.375%, 6/1/2020		95,000	99,394
Entegris, Inc., 144A, 6.0%, 4/1/2022		55,000	55,275
Equinix, Inc.:
5.375%, 4/1/2023		265,000	270,300
7.0%, 7/15/2021		90,000	100,125
First Data Corp.:
144A, 6.75%, 11/1/2020		670,000	719,412
144A, 7.375%, 6/15/2019		95,000	101,888
144A, 8.75%, 1/15/2022 (PIK)		180,000	197,100
144A, 8.875%, 8/15/2020		170,000	188,700
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		100,000	106,750
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		275,000	305,594
7.625%, 6/15/2021		90,000	102,600
Jabil Circuit, Inc., 5.625%, 12/15/2020		105,000	112,613
Micron Technology, Inc., 144A, 5.875%, 2/15/2022		40,000	42,700
NCR Corp.:
144A, 5.875%, 12/15/2021		20,000	21,100
144A, 6.375%, 12/15/2023		50,000	53,875
Sanmina Corp., 144A, 4.375%, 6/1/2019 (b)		10,000	10,050
Seagate HDD Cayman, 144A, 3.75%, 11/15/2018		210,000	216,300
			3,856,119
Materials 9.5%
Ashland, Inc., 3.875%, 4/15/2018		315,000	323,662
AuRico Gold, Inc., 144A, 7.75%, 4/1/2020		60,000	58,950
Berry Plastics Corp.:
5.5%, 5/15/2022		160,000	160,400
9.75%, 1/15/2021		80,000	92,200
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		120,611	126,038
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		75,000	78,938
Braskem Finance Ltd., 6.45%, 2/3/2024		200,000	212,000
Clearwater Paper Corp., 7.125%, 11/1/2018		140,000	147,525
Crown Americas LLC, 6.25%, 2/1/2021		20,000	21,500
CSN Resources SA, 144A, 6.5%, 7/21/2020		200,000	206,500
Evraz Group SA, 144A, 6.75%, 4/27/2018		200,000	194,750
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		90,000	96,750
Exopack Holdings SA, 144A, 7.875%, 11/1/2019		200,000	213,000
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		195,000	198,900
144A, 7.0%, 2/15/2021		195,000	198,900
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		130,000	134,550
144A, 6.875%, 4/1/2022		25,000	26,375
144A, 8.25%, 11/1/2019		110,000	119,625
Fresnillo PLC, 144A, 5.5%, 11/13/2023		200,000	211,500
Greif, Inc., 7.75%, 8/1/2019		230,000	265,650
GTL Trade Finance, Inc., 144A, 5.893%, 4/29/2024		200,000	208,000
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		190,000	199,975
8.875%, 2/1/2018		60,000	62,550
Huntsman International LLC, 8.625%, 3/15/2021		50,000	55,750
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		110,000	97,900
Kaiser Aluminum Corp., 8.25%, 6/1/2020		100,000	113,000
KGHM International Ltd., 144A, 7.75%, 6/15/2019		250,000	268,125
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		200,000	204,500
Novelis, Inc., 8.75%, 12/15/2020		490,000	544,512
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	70,000	112,954
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		90,000	92,475
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		100,000	105,000
Polymer Group, Inc., 7.75%, 2/1/2019		110,000	117,013
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		100,000	104,750
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		200,000	208,250
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		75,000	75,750
Tronox Finance LLC, 6.375%, 8/15/2020		75,000	77,813
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		200,000	191,250
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		420,000	413,700
			6,340,980
Telecommunication Services 14.7%
B Communications Ltd., 144A, 7.375%, 2/15/2021		105,000	111,825
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		200,000	207,180
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		40,000	42,300
Series N, 6.0%, 4/1/2017		500,000	551,250
Series W, 6.75%, 12/1/2023		165,000	179,850
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		540,000	592,650
8.75%, 3/15/2018		430,000	450,962
CommScope, Inc., 144A, 5.0%, 6/15/2021		95,000	95,475
CPI International, Inc., 8.75%, 2/15/2018		50,000	52,000
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		95,000	97,850
144A, 8.25%, 9/30/2020		487,000	524,742
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	209,250
144A, 8.25%, 9/1/2017		530,000	548,550
ERC Ireland Preferred Equity Ltd., 144A, 7.69%**, 2/15/2017 (PIK)*	EUR	80,289	0
Frontier Communications Corp.:
7.125%, 1/15/2023		515,000	533,025
7.625%, 4/15/2024		40,000	41,600
8.25%, 4/15/2017		119,000	138,784
8.5%, 4/15/2020		35,000	40,819
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		165,000	164,175
7.25%, 10/15/2020		435,000	469,800
7.5%, 4/1/2021		465,000	509,175
8.5%, 11/1/2019		220,000	234,575
Intelsat Luxembourg SA:
7.75%, 6/1/2021		255,000	270,300
8.125%, 6/1/2023		35,000	37,625
Level 3 Communications, Inc., 8.875%, 6/1/2019		10,000	10,950
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		60,000	63,450
7.0%, 6/1/2020		145,000	156,962
8.125%, 7/1/2019		80,000	87,400
8.625%, 7/15/2020		65,000	72,963
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		65,000	69,225
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	196,500
SBA Communications Corp., 5.625%, 10/1/2019		75,000	79,219
SBA Telecommunications, Inc., 8.25%, 8/15/2019		26,000	27,365
Sprint Communications, Inc., 9.125%, 3/1/2017		65,000	76,863
Sprint Corp., 144A, 7.125%, 6/15/2024		285,000	307,087
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		40,000	42,400
6.464%, 4/28/2019		235,000	248,806
6.5%, 1/15/2024		40,000	42,500
6.625%, 4/1/2023		95,000	102,600
tw telecom holdings, Inc.:
5.375%, 10/1/2022		130,000	132,763
6.375%, 9/1/2023		90,000	96,300
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		490,000	520,625
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		100,000	110,250
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		190,000	207,100
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		80,000	85,600
Windstream Corp.:
6.375%, 8/1/2023		95,000	94,287
7.5%, 4/1/2023		150,000	159,375
7.75%, 10/15/2020		30,000	32,550
7.75%, 10/1/2021		265,000	287,525
7.875%, 11/1/2017		310,000	357,275
Zayo Group LLC, 8.125%, 1/1/2020		55,000	60,088
			9,831,790
Utilities 2.7%
AES Corp.:
3.229%**, 6/1/2019		65,000	65,569
8.0%, 10/15/2017		10,000	11,725
8.0%, 6/1/2020		105,000	125,737
AES Gener SA, 144A, 5.25%, 8/15/2021		100,000	106,000
Calpine Corp.:
144A, 7.5%, 2/15/2021		136,000	147,900
144A, 7.875%, 7/31/2020		149,000	162,410
DPL, Inc., 6.5%, 10/15/2016		505,000	545,400
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024*		110,000	56,650
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		175,608	187,462
NRG Energy, Inc.:
144A, 6.25%, 5/1/2024		285,000	294,975
7.625%, 1/15/2018		75,000	85,593
			1,789,421
Total Corporate Bonds (Cost $64,022,354)			66,796,224

Government & Agency Obligations 8.2%
Other Government Related (c) 1.9%
Bank of Moscow, 144A, 6.699%, 3/11/2015		360,000	368,791
Novatek OAO, 144A, 6.604%, 2/3/2021		200,000	213,750
Russian Railways, REG S, 5.7%, 4/5/2022		200,000	204,750
TMK OAO, 144A, 6.75%, 4/3/2020		200,000	190,500
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		265,000	278,581
			1,256,372
Sovereign Bonds 6.3%
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	625,000	292,930
Government of Romania, 4.875%, 11/7/2019	EUR	100,000	152,025
Kingdom of Morocco, 144A, 4.25%, 12/11/2022		480,000	481,080
Perusahaan Penerbit SBSN, 144A, 6.125%, 3/15/2019		200,000	223,250
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	481	166
Republic of Belarus, REG S, 8.75%, 8/3/2015		100,000	103,120
Republic of Croatia, 144A, 6.75%, 11/5/2019		200,000	224,876
Republic of El Salvador, 144A, 7.65%, 6/15/2035		200,000	213,200
Republic of Ghana, 144A, 8.5%, 10/4/2017		100,000	105,745
Republic of Hungary, 4.125%, 2/19/2018		520,000	537,550
Republic of Panama, 9.375%, 1/16/2023		665,000	903,569
Republic of Slovenia, 144A, 4.75%, 5/10/2018		200,000	214,600
Republic of South Africa, 5.875%, 9/16/2025		500,000	562,500
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	204,500
			4,219,111
Total Government & Agency Obligations (Cost $5,369,626)			5,475,483

Loan Participations and Assignments 31.4%
Senior Loans**
Consumer Discretionary 12.1%
Air Distribution Technologies, Inc., First Lien Term Loan, 4.25%, 11/9/2018		167,881	168,372
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 12/2/2019		1,126,423	1,116,567
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		368,141	368,003
Burger King Corp., Term Loan B, 3.75%, 9/28/2019		187,150	188,098
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/2019		426,734	426,913
CSC Holdings, Inc., Term Loan B, 2.65%, 4/17/2020		473,714	469,643
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		189,443	190,242
Gates Investments, Inc., Term Loan B2, 3.75%, 9/29/2016		1,055,918	1,058,442
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		930,000	935,929
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		225,000	224,437
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		144,165	144,750
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		268,123	269,126
Term Loan B2, 4.25%, 8/7/2019		668,100	671,016
Polymer Group, Inc., First Lien Term Loan B, 5.25%, 12/19/2019		418,950	422,092
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		416,850	412,596
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		985,800	984,770
			8,050,996
Consumer Staples 4.1%
Albertson's LLC:
Term Loan B1, 4.75%, 3/21/2016		384,418	386,640
Term Loan B2, 4.75%, 3/21/2019		330,361	332,270
Big Heart Pet Brands, Term Loan, 3.5%, 3/8/2020		246,193	244,423
Del Monte Foods, Inc., First Lien Term Loan, 4.25%, 2/18/2021		314,213	314,312
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		684,825	689,259
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		118,800	118,355
Vogue International, Inc., Term Loan, 5.25%, 2/14/2020		165,000	166,032
Weight Watchers International, Inc., Term Loan B1, 3.15%, 4/2/2016		517,387	495,827
			2,747,118
Energy 2.8%
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		653,319	656,282
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020		71,230	71,289
Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/2018		540,000	540,135
Tallgrass Operations LLC:
Term Loan B, 4.25%, 11/13/2018		431,946	435,095
Term Delay Draw, 4.75%, 11/13/2017		135,000	136,013
			1,838,814
Financials 0.8%
Asurion LLC, Second Lien Term Loan, 5.0%, 3/3/2021		140,000	144,142
Delos Finance SARL, Term Loan B, 3.75%, 3/6/2021		425,000	425,584
			569,726
Health Care 1.6%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/2021		209,475	210,926
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		317,753	317,117
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.75%, 2/13/2019		336,583	336,504
Term Loan B, 3.75%, 12/11/2019		227,688	227,428
			1,091,975
Industrials 2.0%
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		201,925	203,187
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		140,000	138,863
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		539,044	536,828
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		446,728	448,774
			1,327,652
Information Technology 1.1%
First Data Corp., Term Loan, 4.15%, 3/24/2021		490,000	491,149
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		140,000	140,470
Spansion LLC, Term Loan, 3.75%, 12/19/2019		80,000	80,000
			711,619
Materials 2.6%
Ardagh Holdings U.S.A., Inc., Term Loan B, 4.25%, 12/17/2019		200,000	200,750
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.0%, 2/1/2020		557,655	558,227
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/8/2020		744,361	739,013
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/7/2020		228,275	228,503
			1,726,493
Telecommunication Services 2.7%
Crown Castle International Corp., Term Loan B, 3.0%, 1/31/2019		1,174,209	1,174,638
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		14,850	14,908
Level 3 Financing, Inc., Term Loan B, 4.0%, 1/15/2020		435,000	436,468
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		208,447	208,773
			1,834,787
Utilities 1.6%
Calpine Corp., Term Loan B1, 4.0%, 4/1/2018		648,316	651,052
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		393,975	392,045
			1,043,097
Total Loan Participations and Assignments (Cost $20,948,544)			20,942,277

Convertible Bonds 0.4%
Consumer Discretionary 0.1%
Live Nation Entertainment, Inc., 144A, 2.5%, 5/15/2019		55,000	57,062
Materials 0.3%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015		105,307	212,036
Total Convertible Bonds (Cost $160,711)			269,098

Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $118,538)		175,000	156,625

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (d)	2	4,868
Trump Entertainment Resorts, Inc.*	8	0
		4,868
Industrials 0.0%
Congoleum Corp.*	2,000	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*	1,741	1,346
Total Common Stocks (Cost $25,478)		6,214

Preferred Stock 0.4%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $232,624)	243	246,281

Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	9,761	7,472
Hercules Trust II, Expiration Date 3/31/2029*	95	693
Total Warrants (Cost $20,980)		8,165

	Contract Amount	Value ($)

Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate — 3.72% – Receive Floating — LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161 (Cost $9,870)	200,000	4,869

	Shares	Value ($)

Cash Equivalents 3.6%
Central Cash Management Fund, 0.05% (e) (Cost $2,389,298)	2,389,298	2,389,298

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $93,298,023)†	144.4	96,294,534
Other Assets and Liabilities, Net	0.6	369,249
Notes Payable	(45.0)	(30,000,000)
Net Assets	100.0	66,663,783

The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	EUR	80,289	109,298	0
Energy Future Holdings Corp.*	6.5%	11/15/2024	USD	110,000	63,954	56,650
Hellas Telecommunications Finance*	8.328%	7/15/2015	EUR	109,187	32,169	0
					205,421	56,650

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2014.

† The cost for federal income tax purposes was $93,577,094. At May 31, 2014, net unrealized appreciation for all securities based on tax cost was $2,717,440. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,241,561 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $524,121.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) When-issued security.

(c) Government-backed debt issued by financial companies or government sponsored enterprises.

(d) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	5,864	4,868	0.01

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At May 31, 2014, open written options contracts were as follows:
Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premium Received ($)	Value ($) (f)
Call Options Receive Fixed — 4.22% – Pay Floating — LIBOR	4/22/2016 4/22/2026	200,000	1	4/20/2016	7,130	(2,750)

(f) Unrealized appreciation on written options on interest rate swap contracts at May 31, 2014 was $4,380.

At May 31, 2014, open credit default swap contracts sold were as follows:
Bilateral Swaps
Effective/ Expiration Dates	Notional Amount ($) (g)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
6/21/2010 9/20/2015	425,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB–	31,016	(9,714)	40,730
12/20/2011 3/20/2017	150,000	3	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB–	17,710	3,544	14,166
9/20/2012 12/20/2017	190,000	4	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	28,773	10,041	18,732
6/20/2013 9/20/2018	260,000	2	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB–	34,161	13,298	20,863
6/20/2013 9/20/2018	260,000	5	5.0%	HCA, Inc., 8.0%, 10/1/2018, B–	37,625	17,893	19,732
6/20/2013 9/20/2018	100,000	3	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB–	15,269	7,692	7,577
Total unrealized appreciation							121,800

(g) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(h) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1 Nomura International PLC

2 Bank of America

3 Credit Suisse

4 UBS AG

5 Goldman Sachs & Co.

As of May 31, 2014, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	255,800	USD	350,724	6/20/2014	2,044	Bank of America
ZAR	1,000,000	USD	96,394	6/27/2014	2,312	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					4,356

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	94,648	ZAR	1,000,000	6/27/2014	(566)	Commonwealth Bank of Australia

Currency Abbreviations
ARS Argentine Peso BRL Brazilian Real EUR Euro USD United States Dollar ZAR South African Rand

For information on the Fund's policy and additional disclosures regarding options purchased, credit default swap contracts, forward foreign currency exchange contracts and written options contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (i)
Corporate Bonds	$—	$66,796,224	$0	$66,796,224
Government & Agency Obligations	—	5,475,483	—	5,475,483
Loan Participations and Assignments	—	20,942,277	—	20,942,277
Convertible Bonds	—	57,062	212,036	269,098
Preferred Security	—	156,625	—	156,625
Common Stocks (i)	—	—	6,214	6,214
Preferred Stock (i)	—	246,281	—	246,281
Warrants (i)	—	—	8,165	8,165
Short-Term Investments	2,389,298	—	—	2,389,298
Derivatives (j)
Purchased Options	—	4,869	—	4,869
Credit Default Swap Contracts	—	121,800	—	121,800
Forward Foreign Currency Exchange Contracts	—	4,356	—	4,356
Total	$2,389,298	$93,804,977	$226,415	$96,420,690
Liabilities	Level 1	Total	Level 3	Total

Derivatives (j)
Written Options	$—	$(2,750)	$—	$(2,750)
Forward Foreign Currency Exchange Contracts	—	(566)	—	(566)
Total	$—	$(3,316)	$—	$(3,316)

There have been no transfers between fair value measurement levels during the period ended May 31, 2014.

(i) See Investment Portfolio for additional detailed categorizations.

(j) Derivatives include value of options purchased and written options, at value and unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of May 31, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $90,908,725)	$93,905,236
Investment in Central Cash Management Fund (cost $2,389,298)	2,389,298
Total investments in securities, at value (cost $93,298,023)	96,294,534
Cash	296,458
Foreign currency, at value (cost $11,857)	12,168
Receivable for investments sold	508,048
Receivable for investments sold — when-issued securities	186,868
Interest receivable	1,244,375
Unrealized appreciation on bilateral swap contracts	121,800
Unrealized appreciation on forward foreign currency exchange contracts	4,356
Upfront payments paid on bilateral swap contracts	52,468
Other assets	1,602
Total assets	98,722,677
Liabilities
Payable for investments purchased	1,236,221
Payable for investments purchased — when-issued securities	610,000
Notes payable	30,000,000
Interest on notes payable	47,134
Options written, at value (premiums received $7,130)	2,750
Unrealized depreciation on forward foreign currency exchange contracts	566
Upfront payments received on bilateral swap contracts	9,714
Accrued management fee	46,527
Accrued Trustees' fees	1,421
Other accrued expenses and payables	104,561
Total liabilities	32,058,894
Net assets, at value	$66,663,783

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of May 31, 2014 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	93,374
Net unrealized appreciation (depreciation) on: Investments	2,996,511
Swap contracts	121,800
Foreign currency	4,396
Written options	4,380
Accumulated net realized gain (loss)	(36,166)
Paid-in capital	63,479,488
Net assets, at value	66,663,783
Net Asset Value
Net Asset Value per share ($66,663,783 ÷ 4,694,846 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$14.20

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended May 31, 2014 (Unaudited)
Investment Income
Income: Interest	$2,588,402
Dividends	7,004
Income distributions — Central Cash Management Fund	992
Total income	2,596,398
Expenses: Management fee	280,018
Services to shareholders	1,988
Custodian fee	34,039
Professional fees	45,873
Reports to shareholders	27,955
Trustees' fees and expenses	4,063
Interest expense	154,582
Stock exchange listing fees	11,843
Other	30,008
Total expenses	590,369
Net investment income	2,006,029
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	510,038
Swap contracts	69,893
Foreign currency	(10,164)
Payments by affiliates (see Note I)	208
569,975
Change in net unrealized appreciation (depreciation): Investments	697,628
Unfunded loan commitment	(169)
Swap contracts	(39,629)
Written options	5,016
Foreign currency	6,733
669,579
Net gain (loss)	1,239,554
Net increase (decrease) in net assets resulting from operations	$3,245,583

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended May 31, 2014 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$3,245,583
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) in operating activities: Purchases of long-term investments	(35,619,752)
Net purchases, sales and maturities of short-term investments	(1,103,921)
Net amortization of premium/(accretion of discount)	96,194
Proceeds from sales and maturities of long-term investments	35,463,009
(Increase) decrease in interest receivable	28,167
(Increase) decrease in other assets	1,897
Increase (decrease) in written options, at value	(5,016)
(Increase) decrease in receivable for investments sold	(348,203)
(Increase) decrease in receivable for investments sold — when-issued securities	(146,118)
Increase (decrease) in interest on notes payable	(3,696)
Increase (decrease) in payable for investments purchased	(474,157)
Increase (decrease) in payable for investments purchased — when-issued securities	465,000
(Increase) decrease in upfront payments paid/received on swap contracts	15,409
Increase (decrease) in other accrued expenses and payables	(24,249)
Change in unrealized (appreciation) depreciation on investments	(697,628)
Change in unrealized (appreciation) depreciation on swaps	39,629
Change in unrealized (appreciation) depreciation on forward foreign currency exchange contracts	(9,847)
Change in unrealized (appreciation) depreciation in unfunded commitments	169
Net realized (gain) loss from investments	(510,038)
Cash provided (used) by operating activities	412,432
Cash Flows from Financing Activities
Net increase (decrease) in cash overdraft	(193,863)
Net increase (decrease) in notes payable	2,000,000
Distributions paid (net of reinvestment of distributions)	(2,323,949)
Cash provided (used) by financing activities	(517,812)
Increase (decrease) in cash	(105,380)
Cash at beginning of period (including foreign currency)	414,006
Cash at end of period (including foreign currency)	$308,626
Supplemental Disclosure
Interest paid on notes	$(158,278)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended May 31, 2014 (Unaudited)	Year Ended November 30, 2013
Operations: Net investment income	$2,006,029	$4,333,328
Operations: Net investment income	$2,006,029	$4,333,328
Net realized gain (loss)	569,975	2,337,023
Change in net unrealized appreciation (depreciation)	669,579	(3,014,850)
Net increase (decrease) in net assets resulting from operations	3,245,583	3,655,501
Distributions to shareholders from: Net investment income	(2,323,949)	(5,163,431)
Fund share transactions: Reinvestment of distributions	—	34,731
Increase (decrease) in net assets	921,634	(1,473,199)
Net assets at beginning of period	65,742,149	67,215,348
Net assets at end of period (including undistributed net investment income of $93,374 and $411,294, respectively)	$66,663,783	$65,742,149
Other Information
Shares outstanding at beginning of period	4,694,846	4,692,468
Shares issued to shareholders in reinvestment of distributions	—	2,378
Shares outstanding at end of period	4,694,846	4,694,846

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended November 30,
	Six Months Ended 5/31/14 (Unaudited)		2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$14.00		$14.32	$13.00	$13.66	$12.68	$9.06
Income (loss) from investment operations: Net investment incomea	.43		.92	1.08	1.14	1.18	1.02
Net realized and unrealized gain (loss)	.27		(.14)	1.43	(.46)	.95	3.46
Total from investment operations	.70		.78	2.51	.68	2.13	4.48
Less distributions from: Net investment income	(.50)		(1.10)	(1.19)	(1.34)	(1.15)	(.86)
NAV accretion resulting from repurchases of shares at a discount to NAVa	—		—	—	.00 ***	—	—
Net asset value, end of period	$14.20		$14.00	$14.32	$13.00	$13.66	$12.68
Market price, end of period	$12.76		$13.07	$14.26	$12.83	$13.21	$11.09
Total Return
Based on net asset value (%)b	5.37	**	5.78	19.96	5.33	18.32	53.36
Based on market price (%)b	1.43	**	(.83)	21.04	7.50	30.72	71.54
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	67		66	67	61	64	60
Ratio of expenses (including interest expense) (%)	1.79	*	1.85	1.94	1.96	2.19	1.86
Ratio of expenses (excluding interest expense) (%)	1.32	*	1.33	1.30	1.33	1.53	1.40
Ratio of net investment income (%)	6.09	*	6.50	7.77	8.42	8.95	9.26
Portfolio turnover rate (%)	39	**	72	45	56	77	115
Total debt outstanding, end of period ($ thousands)	30,000		28,000	29,500	27,000	25,000	22,000
Asset coverage per $1,000 of debtc	3,222		3,348	3,278	3,257	3,565	3,705
a Based on average shares outstanding during the period.
b Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.
c Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.
* Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Strategic Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund is approved to participate in securities lending, but had no securities on loan during the six months ended May 31, 2014. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market price. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These floating-rate loans ("Loans") in which the Fund invests are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy outs and refinancing. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash and foreign currency positions at the Fund's custodian bank at May 31, 2014.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At November 30, 2013, the Fund had a net tax basis capital loss carryforward of approximately $345,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until November 30, 2017, the expiration date, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to forward currency contracts, swap contracts, certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended May 31, 2014, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer's credit quality characteristics.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of May 31, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2014, the investment in credit default swap contracts sold had a total notional amount generally indicative of a range from approximately $1,385,000 to $1,885,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices and interest rate options, will require cash settlement by the Fund if exercised. For the six months ended May 31, 2014, the Fund entered into options on interest rate swaps in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

A summary of the open purchased option contracts as of May 31, 2014 is included in the Fund's Investment Portfolio. A summary of open written option contracts is included in the table following the Fund's Investment Portfolio. For the six months ended May 31, 2014, the investment in written option contracts had a total value generally indicative of a range from approximately $3,000 to $8,000, and purchased option contracts had a total value generally indicative of a range from approximately $5,000 to $11,000.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the U.S. dollar may affect the U.S. dollar value of foreign securities or the income or gains received on these securities. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended May 31, 2014, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of May 31, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2014, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $447,000 to $1,282,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $95,000 to $292,000.

The following tables summarize the value of the Fund's derivative instruments held as of May 31, 2014 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Purchased Options	Forward Contracts	Swap Contracts	Total
Interest Rate Contracts (a)	$4,869	$—	$—	$4,869
Foreign Exchange Contracts (b)	—	4,356	—	4,356
Credit Contracts (a)	—	—	121,800	121,800
	$4,869	$4,356	$121,800	$131,025
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Investments in securities, at value (includes purchased options) and unrealized appreciation on bilateral swap contracts
(b) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Written Options	Forward Contracts	Total
Interest Rate Contracts (a)	$(2,750)	$—	$(2,750)
Foreign Exchange Contracts (b)	—	(566)	(566)
	$(2,750)	$(566)	$(3,316)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Options written, at value
(b) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended May 31, 2014 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$69,893	$69,893
Foreign Exchange Contracts (b)	(20,662)	—	(20,662)
	$(20,662)	$69,893	$49,231
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Net realized gain (loss) from swap contracts
(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)
	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Total
Interest Rate Contracts (a)	$(6,529)	$5,016	$—	$—	$(1,513)
Credit Contracts (a)	—	—	—	(39,629)	(39,629)
Foreign Exchange Contracts (b)	—	—	9,847	—	9,847
	$(6,529)	$5,016	$9,847	$(39,629)	$(31,295)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options and swap contracts, respectively
(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of May 31, 2014, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Bank of America	$63,637	$—	$—	$63,637
Credit Suisse	21,743	—	—	21,743
Goldman Sachs & Co.	19,732	—	—	19,732
JPMorgan Chase Securities, Inc.	2,312	—	—	2,312
Nomura International PLC	4,869	(2,750)	—	2,119
UBS AG	18,732	—	—	18,732
	$131,025	$(2,750)	$—	$128,275

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Commonwealth Bank of Australia	$566	$—	$—	$566
Nomura International PLC	2,750	(2,750)	—	—
	$3,316	$(2,750)	$—	$566

C. Purchases and Sales of Securities

During the six months ended May 31, 2014, purchases and sales of investment securities (excluding short-term investments) aggregated $35,619,752 and $35,463,009, respectively.

For the six months ended May 31, 2014, transactions for written options on interest rate swap contracts were as follows:
	Contract Amount	Premiums
Outstanding, beginning of period	200,000	$7,130
Outstanding, end of period	200,000	$7,130

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.85% of the Fund's average weekly net assets, computed and accrued daily and payable monthly.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2014, the amount charged to the Fund by DISC aggregated $593, of which $306 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $8,736, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

G. Borrowings

The Fund has a secured line of credit with a commercial bank in an amount up to $30,000,000 ($32,000,000 prior to December 26, 2013), with a maturity date of December 24, 2014. Loans under the facility generally bear interest at the applicable LIBOR rate plus 0.85% (0.90% prior to December 26, 2013). A commitment fee on the unused portion of the facility is charged to the Fund and is included with "interest expense" in the Statement of Operations.

At May 31, 2014, the Fund had a notes payable outstanding of $30,000,000. The weighted average outstanding daily balance of all loans during the six months ended May 31, 2014 was approximately $28,198,000, with a weighted average annual borrowing cost of 1.10%. The borrowings were valued at cost, which approximates fair value.

Leverage involves risks and special considerations for the Fund's stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's shares.

Changes in the value of the Fund's portfolio will be borne by the stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to meet payment obligations on borrowings to comply with asset coverage or other restrictions imposed by the lender. The Fund is subject to certain restrictions on its investments under the terms of its credit agreement. Moreover, certain covenants contained in the credit agreement impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

There is no assurance that the Fund's leveraging strategy will be successful.

H. Share Repurchases

The Board has authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the six months ended May 31, 2014, the Fund did not repurchase shares in the open market.

I. Payments by Affiliates

During the six months ended May 31, 2014, the Advisor fully reimbursed the Fund $208 for a loss incurred on a trade executed incorrectly. The amount of the loss was less than 0.00% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

J. Fund Name Change

Effective August 11, 2014, the "DWS Funds" will be rebranded "Deutsche Funds." As a result, DWS Strategic Income Trust will be renamed Deutsche Strategic Income Trust.

Dividend Reinvestment Plan

The Board of Trustees of the Fund has approved changes to the Dividend Reinvestment and Cash Purchase Plan that are expected to take effect in the fourth quarter of 2014. Please see page 57 for a summary of the changes to the Plan. Current Participants in the Plan will receive written notice of the changes to the Plan prior to the effective date. Shareholders should contact DWS Investment Services Company at (800) 294-4366 for additional information about the Plan.

A summary of the Fund's Dividend Reinvestment Plan (the "Plan") is set forth below. Shareholders may obtain a copy of the entire Plan by visiting the Fund's Web site at dws-investments.com or by writing or calling DWS Investment Service Company ("DISC") at:

P.O. Box 219066

Kansas City, Missouri 64121-9066

(800) 294-4366

If you wish to participate in the Plan and your shares are held in your own name, simply contact DISC for the appropriate form. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan. The Fund's transfer agent and dividend disbursing agent (the "Transfer Agent") will establish a Dividend Investment Account (the "Account") for each shareholder participating in the Plan. The Transfer Agent will credit to the Account of each participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares"). Shares in a participant's Account are transferable upon proper written instructions to the Transfer Agent. Upon request to the Transfer Agent, a certificate for any or all full Shares in a participant's Account will be sent to the participant.

If, on the record date for a Distribution (the "Record Date"), Shares are trading at a discount from net asset value per Share, funds credited to a participant's Account will be used to purchase Shares (the "Purchase"). The Plan Agent (currently Computershare Inc.) will attempt, commencing five days prior to the Payment Date and ending at the close of business on the Payment Date ("Payment Date" as used herein shall mean the last business day of the month in which such Record Date occurs), to acquire Shares in the open market. If and to the extent that the Plan Agent is unable to acquire sufficient Shares to satisfy the Distribution by the close of business on the Payment Date, the Fund will issue to the Plan Agent, Shares valued at net asset value per Share in the aggregate amount of the remaining value of the Distribution. If, on the Record Date, Shares are trading at a premium over net asset value per Share, the Fund will issue on the Payment Date Shares valued at net asset value per Share on the Record Date to the Transfer Agent in the aggregate amount of the funds credited to the participants' Accounts. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the shares on the Record Date if the net asset value per Share of the Shares on the Record Date is less than 95% of the fair market value of the Shares on the Record Date.

The reinvestment of Distributions does not relieve the participant of any tax that many be payable on the Distributions. The Transfer Agent will report to each participant the taxable amount of Distributions credited to his or her account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the shareholder would have received if the shareholder had elected to receive cash or, for shares issued by the Fund, the fair market value of the shares issued to the shareholder.

The cost of Shares acquired for each participant's Account in connection with a Purchase shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired in connection with that Purchase. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases. Brokerage charges for purchasing small amounts of Shares for individual Accounts through the Plan probably will be less than the usual brokerage charges for such transactions, as the Plan Agent will be purchasing Shares for all participants in blocks and prorating the lower commission thus attainable.

A participant may from time to time make voluntary cash contributions to his Account in a minimum amount of $100 (no more than $500 may be contributed per month). Participants making voluntary cash investments will be charged a $0.75 service fee for each such investment and will be responsible for their pro rata share of brokerage commissions. Please contact DISC for more information on voluntary cash contributions.

The Fund reserves the right to amend the Plan, including provisions with respect to any Distribution paid, subsequent to notice thereof sent to participants in the Plan at least ninety days before the record date for such Distribution, except when such amendment is necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, in which case such amendment shall be effective as soon as practicable. The Plan may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective for the next Distribution following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten days prior to the Record Date for the Distribution. When a participant withdraws from the Plan, or when the Plan is terminated by the Fund, the participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a participant so desires, the Transfer Agent will notify the Plan Agent to sell his Shares in the Plan and send the proceeds to the participant, less brokerage commissions and a $2.50 service fee.

Shareholders will receive tax information annually for personal records and to assist in preparation of their federal income tax returns.

Summary of Changes to the Dividend Reinvestment and Cash Purchase Plan

On the effective date (currently expected to be in the fourth quarter of 2014), the Plan will change as follows:

— DST Systems, Inc. will replace Computershare Inc. as the Plan Agent.

— Current shareholders already participating in the Plan will automatically stay in the Plan. Current shareholders not participating in the Plan may join the Plan by either enrolling their shares with the Transfer Agent or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent.

— For purposes of determining whether the Fund’s Shares are trading at a discount or premium to net asset value per Share, such determinations will be made as of the payment date for the Distribution rather than the Record Date. Purchases in the open market will be made on or shortly after the payment date.

— Each participant may make voluntary cash contributions to his Account in the amount of at least $100 in any month (with a $36,000 annual limit) for the purchase on the open market of Shares for the participant’s Account. Such voluntary payments will be invested by the Plan Agent on or shortly after the 15th of each month. Optional cash payments received from a participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional Shares as of that investment date.

— Participants will no longer be charged a $0.75 service fee for each voluntary cash investment.

— A notice of withdrawal from the Plan will be effective immediately following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten calendar days prior to the Record Date for the Distribution; otherwise such withdrawal will be effective after the investment of the current dividend or distribution.

— Participants will no longer be charged a service fee of $2.50, for sales of the participant’s Shares in connection with a termination or withdrawal.

Additional Information

Automated Information Line	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	dws-investments.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Asset & Wealth Management Attn: Secretary of the DWS Funds One Beacon Street Boston, MA 02108
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Shareholder Service Agent and Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on dws-investments.com.

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

NYSE Symbol	KST
CUSIP Number	23338N 104

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DSIT-3
(R-027925-3 7/14)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
December 1 through December 31	-	n/a	n/a	n/a
January 1 through January 31	-	n/a	n/a	n/a
February 1 through February 28	-	n/a	n/a	n/a
March 1 through March 31	-	n/a	n/a	n/a
April 1 through April 30	-	n/a	n/a	n/a
May 1 through May 31	-	n/a	n/a	n/a
Total	-	n/a	n/a

The Fund may from time to time repurchase shares in the open market.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 30, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 30, 2014